Interest income and expense	6 Months Ended
Apr. 30, 2023
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Interest income and expense
Note 14.    Interest income and expense
The table below provides the consolidated interest income and expense by accounting category.

	For the three months ended						For the six months ended
$ millions	2023 Apr. 30		2023 Jan. 31		2022 Apr. 30		2023 Apr. 30		2022 Apr. 30
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)(2)	$9,440	$7,148	$9,048	$6,736	$3,639	$1,003	$18,488	$13,884	$7,015	$1,706
Debt securities measured at FVOCI (1)	659	n/a	599	n/a	119	n/a	1,258	n/a	203	n/a
Other (3)	584	348	613	319	488	155	1,197	667	969	261
Total	$10,683	$7,496	$10,260	$7,055	$4,246	$1,158	$20,943	$14,551	$8,187	$1,967
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income on sublease-related assets and interest expense on lease liabilities under IFRS 16.
(3)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.